Insurance contracts and private pension - Schedule of Reconciliation of Insurance One (Details) - lnsurance - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Estimate of present value of future cash flows
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening balance - 01/01	R$ 146	R$ 86
Realization of Insurance Contractual Margin	0	0
Actuarial Remeasurements	993	1,557
Income from insurance contracts and private pension	993	1,557
New recognized insurance contracts	(6,885)	(6,760)
Financial income from insurance contracts and private pension	(260)	(152)
Recognized in income for the period	(88)	(76)
Recognized in other comprehensive income	(172)	(76)
Premiums received, claims and other expenses paid	5,900	5,415
Closing balance	(106)	146
Contractual service margin
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening balance - 01/01	5,928	5,215
Realization of Insurance Contractual Margin	(6,369)	(5,194)
Actuarial Remeasurements	(508)	(1,151)
Income from insurance contracts and private pension	(6,877)	(6,345)
New recognized insurance contracts	6,872	6,743
Financial income from insurance contracts and private pension	374	315
Recognized in income for the period	374	315
Recognized in other comprehensive income	0	0
Premiums received, claims and other expenses paid	0	0
Closing balance	6,297	5,928
Risk adjustment for non-financial risk
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening balance - 01/01	289	283
Realization of Insurance Contractual Margin	0	0
Actuarial Remeasurements	33	(10)
Income from insurance contracts and private pension	33	(10)
New recognized insurance contracts	13	17
Financial income from insurance contracts and private pension	(11)	(1)
Recognized in income for the period	15	13
Recognized in other comprehensive income	(26)	(14)
Premiums received, claims and other expenses paid	0	0
Closing balance	324	289
Total
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Opening balance - 01/01	6,363	5,584
Realization of Insurance Contractual Margin	(6,369)	(5,194)
Actuarial Remeasurements	518	396
Income from insurance contracts and private pension	(5,851)	(4,798)
New recognized insurance contracts	0	0
Financial income from insurance contracts and private pension	103	162
Recognized in income for the period	301	252
Recognized in other comprehensive income	(198)	(90)
Premiums received, claims and other expenses paid	5,900	5,415
Closing balance	R$ 6,515	R$ 6,363